Accounts Receivable Arrangements (Tables)	12 Months Ended
Nov. 30, 2020
Transfers and Servicing [Abstract]
Schedule of Net Sales Financed through Financing Agreement
The following table summarizes the net sales financed through flooring agreements and the flooring fees incurred:

	Fiscal Years Ended November 30,
	2020	2019	2018
Net sales financed	$2,092,218	$1,961,379	$1,734,860
Flooring fees (1)	13,277	13,130	10,698

(1)	Flooring fees are included within “Interest expense and finance charges, net.”